Stockholders’ Equity (Details) - USD ($)														3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 04, 2024	Apr. 23, 2024	Jan. 09, 2024	Oct. 31, 2023	Oct. 31, 2022	Sep. 29, 2022	Sep. 28, 2022	Sep. 26, 2022	Aug. 29, 2022	Mar. 31, 2022	Jan. 27, 2022	Jan. 26, 2022	Dec. 29, 2021	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 23, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 04, 2023	Feb. 09, 2021	Jan. 18, 2021
Stockholders’ Equity [Line Items]
Common stock, shares authorized														100,000,000				100,000,000		100,000,000	100,000,000
Shares authorized																		105,000,000		105,000,000
Designated shares																				4,280
Preferred stock, par value (in Dollars per share)														$ 0.0001				$ 0.0001		$ 0.0001
Stated value (in Dollars)
Series C convertible preferred stock										227
Purchase additional shares								150,000
Public offering price per shares (in Dollars per share)								$ 5			$ 10
Aggregate net proceeds (in Dollars)																					$ 4,940,948
Issued warrants to purchase an aggregate amount						57,500
Exercise price (in Dollars per share)						$ 6.25
Restricted common shares									20,000
Restricted common value (in Dollars)									$ 135,100
Restricted common share price (in Dollars per share)									$ 6.755
Stock-based professional fees (in Dollars)														386,465		$ 570,295		641,067	$ 935,565	1,726,061	1,496,687
Repurchase of shares (in Dollars)												$ 1,000,000		57,661	$ 115,452	130,959				$ 471,121
Stock repurchase program (in Dollars)			$ 1,000,000
Common stock purchase																				252,855
Common stock purchase cost (in Dollars)																				$ 471,121
Deferred compensation (in Dollars)														$ 0		8,474		$ 0	8,474	$ 14,125	$ 111,014
Stock options vest											16,000
Fair value of unvested stock option				5,000	5,000															6,000
Underwriters warrants														34,037				34,037
Purchase price per share (in Dollars per share)	$ 2.1799
Purchased shares	34,037
Exercise price per share (in Dollars per share)	$ 0.0001
Aggregate shares of common warrants shares	917,432
Percentage of proceeds in offering		1.00%
Percentage of aggregate shares		7.50%
Cash fee and management fee (in Dollars)	$ 170,000
Percentage of exercise price of offering price per share	125.00%
Legal fees and expenses (in Dollars)																		$ 65,833
Number of offering price per share (in Dollars per share)	$ 2.725
Aggregate gross proceeds (in Dollars)																	$ 1,925,801
Amount of net proceeds (in Dollars)																	1,673,216
Offering costs (in Dollars)		$ 260,950															$ 260,950
Cash (in Dollars)														$ 3				$ 3
Stock repurchase (in Dollars)			$ 1,000,000
Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)								$ 6.25
Underwriters warrants								57,500						34,037				34,037
Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares	34,037
Exercise price per share (in Dollars per share)	$ 0.0001																	$ 0.0001
Number of offering price per share (in Dollars per share)																	$ 2.1799
Aggregate gross proceeds (in Dollars)																	$ 74,201
Offering Purchase Price [Member]
Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)	$ 2.1799
Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares	1
Exercise price per share (in Dollars per share)	$ 2.06
Aggregate shares of common warrants shares	917,432
Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Underwriters warrants														34,037				34,037
Exercise price per share (in Dollars per share)	$ 0.0001
Cash (in Dollars)														$ 3				$ 3
Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																						500,000,000
Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																						100,000,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																		100,000,000
Convertible common stock																					15,167
Purchase additional shares								1,000,000
Aggregate net proceeds (in Dollars)						$ 4,940,948
Stock-based professional fees (in Dollars)																		$ 0	$ 67,550	$ 90,067	$ 45,033
Repurchase of shares (in Dollars)
Common stock purchase																		102,855
Common stock purchase cost (in Dollars)														$ 173,113				$ 173,113		$ 471,121
Underwriters warrants														34,037				34,037
Agreed to sell investors shares	883,395													883,395							1,150,000
Purchase price per share (in Dollars per share)	$ 2.18
Purchased shares	68,807
Percentage of aggregate shares		7.50%
Percentage of exercise price of offering price per share	125.00%
Number of offering price per share (in Dollars per share)																	$ 2.18
Common Stock [Member] | Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 2.06
Common Stock [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Common stock purchase																		355,710
Common stock purchase cost (in Dollars)														$ 644,234				$ 644,234
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																		5,000,000
Cash Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds from the sale of securities		7.50%
Management Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds in offering		1.00%
Placement Agent [Member]
Stockholders’ Equity [Line Items]
Purchased shares	68,807
Non-accountable expenses (in Dollars)																	$ 25,000
Legal fees and expenses (in Dollars)																	50,000
Clearing fees (in Dollars)																	15,950
Amount of net proceeds (in Dollars)																		$ 1,780,555
Offering costs (in Dollars)														$ 269,450				269,450
Placement Agent [Member] | Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Legal fees and expenses (in Dollars)																		$ 50,000
Amendment [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																						500,000,000
Amendment [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																						100,000,000
Omnibus Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance																								170,000
Incentive Stock Option [Member]
Stockholders’ Equity [Line Items]
Risk free interest rate																				1.18%
Expected dividend yield																				0.00%
Expected term																				2 years
Expected volatility																				117.00%
Fair value of unvested stock option																				16,000
Fair value of stock option (in Dollars)																				$ 94,915
Fair value of the unvested stock options (in Dollars)																				$ 94,915
2020 Omnibus Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance																								170,000
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Public offering price per shares (in Dollars per share)													$ 7.3
Aggregate of incentive stock options													6,849
Stock option value (in Dollars)													$ 30,224
Risk free interest rate													0.75%
Expected dividend yield													0.00%
Expected term													2 years
Expected volatility													115.00%
Deferred compensation (in Dollars)													$ 30,224
Issuance of deferred compensation balance (in Dollars)																					$ 14,125
Board of Directors Chairman [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan																		300,000		300,000
Board of Directors Chairman [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan																		470,000		470,000
Board of Directors [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Repurchase of shares (in Dollars)												$ 1,000,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																				100,000,000
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																				5,000,000
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares																							4,280
Preferred stock, par value (in Dollars per share)																				$ 0.0001
Stated value (in Dollars)																				$ 1,000
Convertible preferred stock, description																				share of Series C Convertible preferred stock was convertible, at any time and from time to time after the issuance date, at the option of the holder, into such number of shares of common stock determined by dividing the Series C Stated Value by the Series C Conversion Price.
Series C Conversion Price [Member]
Stockholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)																				$ 15
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Share issued
Preferred Class B [Member]
Stockholders’ Equity [Line Items]
Shares outstanding
Conversion of Series C Convertible Preferred Stock into Common Stock [Member]
Stockholders’ Equity [Line Items]
Series C convertible preferred stock										227
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Series C convertible preferred stock										227
Convertible common stock										15,167
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible common stock																					(227)
Repurchase of shares (in Dollars)
Agreed to sell investors shares
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Purchase additional shares							150,000
IPO [Member]
Stockholders’ Equity [Line Items]
Offering price per share (in Dollars per share)	$ 2.725
Aggregate gross proceeds (in Dollars)																	$ 2,000,002